Segment Reporting (Details) - Schedule of Reconciliation of Information on Reportable Segments to the Amounts Reported in Consolidated Financial Statements - ZAR (R) R in Thousands	3 Months Ended
	May 31, 2024	May 31, 2023
Schedule of Reconciliation of Information on Reportable Segments to the Amounts Reported in Consolidated Financial Statements [Abstract]
Total segment operating profits	R 299,747	R 224,374
Finance income	11,213	10,878
Finance cost	(5,634)	(2,174)
Consolidated profit before taxation	R 305,326	R 233,078